Structured Entities - Schedule of Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions	Oct. 31, 2025		Oct. 31, 2024		Oct. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	$ 67,484	[1]	$ 65,098	[1]	$ 77,934
Trading Securities	192,303		168,926
FVTPL Securities	21,354		19,064
FVOCI Securities	113,209		93,702
Derivatives	57,151		47,253
Other	42,884		42,387
Derivatives	58,729		58,303
Other	404,000		334,544
Total assets of the entities	1,476,802		1,409,647
Customer securitization vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	104		107
Trading Securities	12		170
FVTPL Securities	84		40
FVOCI Securities	1,465		1,484
Derivatives	3		1
Other	48		8
Total assets	1,716		1,810
Deposits	104		107
Derivatives	0		3
Other	0
Total liabilities	104		110
Maximum exposure to loss	21,290	[2],[3]	20,998
Total assets of the entities	12,866		12,956
Capital vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	4,519		5,536
Trading Securities	0
FVTPL Securities	0
FVOCI Securities	0
Derivatives	0
Other	2
Total assets	4,521		5,536
Deposits	4,519		5,536
Derivatives	0
Other	62		87
Total liabilities	4,581		5,623
Maximum exposure to loss	1		1
Total assets of the entities	4,581		5,624
Other securitization vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	0
Trading Securities	32,048		21,485
FVTPL Securities	0
FVOCI Securities	0
Derivatives	0
Other	181		169
Total assets	32,229		21,654
Deposits	0
Derivatives	0
Other	0
Total liabilities	0
Maximum exposure to loss	32,229		21,654
Total assets of the entities	$ 112,946		$ 87,611

[1]	We are required to maintain reserves or minimum balances with certain central banks, regulatory bodies and counterparties, totalling $108 million as at October 31, 2025 ($80 million as at October 31, 2024).
[2]	Maximum exposure to loss represents securities held, undrawn liquidity facilities, any remaining unfunded committed amounts to the BMO funded vehicle, derivative assets and other assets.
[3]	Securities held that are issued by our Canadian and U.S. customer securitization vehicles comprise asset-backed commercial paper (ABCP) and are classified as either trading securities, FVTPL securities or FVOCI securities.